Note 10 – Subsequent Events (Details Narrative)	Apr. 22, 2022
Cardio Diagnostics Member During Reverse Merger [Member]
Subsequent Event, Description	On October 25, 2022, pursuant to a Merger Agreement, Mana Capital Acquisition Corp. (“Mana Capital”), a special purpose acquisition company incorporated under the laws of the state of Delaware merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of Mana Capital. Subsequent to the merger, Mana Capital changed its name to Cardio Diagnostics Holdings Inc.